Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The software has an infinite useful life and will be tested annually for impairment.

	March 31, 2016	June 30, 2015
Software	$92,493	$40,600
Less: Impairment Charges	—	—
Less: Accumulated Amortization	—	—
Patents – net	$92,493	$40,600

The software has an infinite useful life and will be tested annually for impairment:

	30-Jun-15	30-Jun-14

Software	$40,600	—
Less: Impairment Charges	—	—
Less: Accumulated Amortization	—	—
Patents - net	$40,600	—